Cover	Jun. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2026
Entity File Number	000-54863
Entity Registrant Name	EATON CORPORATION plc
Entity Central Index Key	0001551182
Entity Tax Identification Number	98-1059235
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Eaton House, 30 Pembroke Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 Y0C2
City Area Code	+353
Local Phone Number	1637 2900
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary shares ($0.01 par value)
Title of 12(b) Security	Ordinary shares ($0.01 par value)
Trading Symbol	ETN
Security Exchange Name	NYSE
3.850% Senior Notes due 2028
Title of 12(b) Security	3.850% Senior Notes due 2028
Trading Symbol	ETN/28
Security Exchange Name	NYSE
3.950% Senior Notes due 2029
Title of 12(b) Security	3.950% Senior Notes due 2029
Trading Symbol	ETN/29
Security Exchange Name	NYSE
4.450% Senior Notes due 2030
Title of 12(b) Security	4.450% Senior Notes due 2030
Trading Symbol	ETN/30
Security Exchange Name	NYSE
4.200% Senior Notes due 2031
Title of 12(b) Security	4.200% Senior Notes due 2031
Trading Symbol	ETN/31
Security Exchange Name	NYSE
4.500% Senior Notes due 2033
Title of 12(b) Security	4.500% Senior Notes due 2033
Trading Symbol	ETN/33
Security Exchange Name	NYSE
3.550% Senior Notes due 2034
Title of 12(b) Security	3.550% Senior Notes due 2034
Trading Symbol	ETN/34
Security Exchange Name	NYSE
3.625% Senior Notes due 2035
Title of 12(b) Security	3.625% Senior Notes due 2035
Trading Symbol	ETN/35
Security Exchange Name	NYSE
4.800% Senior Notes due 2036
Title of 12(b) Security	4.800% Senior Notes due 2036
Trading Symbol	ETN/36
Security Exchange Name	NYSE
4.000% Senior Notes due 2038
Title of 12(b) Security	4.000% Senior Notes due 2038
Trading Symbol	ETN/38
Security Exchange Name	NYSE
5.450% Senior Notes due 2056
Title of 12(b) Security	5.450% Senior Notes due 2056
Trading Symbol	ETN/56
Security Exchange Name	NYSE